Segment Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the three months ended March 31, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$45,927	$10,665	$46,003	$-	$102,595
Operating cost and expenses
Integrated service cost	-	(6,292)	(42,130)	-	(48,422)
Promotional service and selling expenses	(45,464)	(3,775)	(1,549)	-	(50,788)
General and administrative expenses	(1,230)	(1,775)	(1,405)	(1,010)	(5,420)
Research and development expenses	(230)	(211)	(482)	-	(923)
Total operating costs and expenses	(46,924)	(12,053)	(45,566)	(1,010)	(105,553)
Total other income (expenses), net (1)	56	(73)	(645)	(111)	(773)
Segment loss before tax	$(941)	$(1,461)	$(208)	$(1,121)	$(3,731)

	For the three months ended March 31, 2026
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$62,337	$15,283	$53,548	$-	$131,168
Operating cost and expenses
Integrated service cost	-	(12,396)	(52,838)	-	(65,234)
Promotional service and selling expenses	(58,597)	(4)	(1,861)	(19)	(60,481)
General and administrative expenses	(1,041)	(210)	588	(612)	(1,275)
Research and development expenses	(235)	(407)	(523)	-	(1,165)
Total operating costs and expenses	(59,873)	(13,017)	(54,634)	(631)	(128,155)
Total other income (expenses), net (1)	25	(97)	(771)	(162)	(1,005)
Segment income (loss) before tax	$2,489	$2,169	$(1,857)	$(793)	$2,008

(1)	Included net of financial expenses, investment income and others.

Schedule of Total Assets by Segments

The total assets by segments as of December 31, 2025 and as of March 31, 2026 were as follows:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Segment assets
Auto eInsurance service	$62,550	$58,917
Technology service	35,906	37,255
Auto service	151,165	160,401
Others	3,575	2,392
Total segment assets	$253,196	$258,965